Share capital - Issued Share Capital (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of classes of share capital
Equity	R 193,197	R 152,471	R 155,917	R 223,109
Shares held by Sasol Foundation Trust and Sasol Khanyisa Employee Share Ownership Plan	10,243,580	10,469,584	13,969,621
Share capital
Disclosure of classes of share capital
Equity	R 9,888	R 9,888	R 9,888	R 9,888